BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
BUSINESS COMBINATIONS

5. BUSINESS COMBINATIONS

Action Business Combination

On May 5, 2021, NESR executed the Sale and Purchase Agreement (“Action Sale and Purchase Agreement”) to acquire specific oilfield service lines of Action Energy Company W.L.L.

Description of the Action Transaction

Under the terms of the Action Sale & Purchase Agreement, NESR acquired the working capital, property, plant, and equipment, contract labor force, and the economic benefit of three five-year customer contracts associated with specific oilfield service lines of Action in an all-cash transaction which comprised of $36.8 million paid at closing and an estimated $16.9 million deferred consideration payment to be paid 6 months after closing or shortly thereafter.

The Action Sale & Purchase Agreement also contained earn-out mechanisms that enabled the sellers to receive additional consideration after the closing of the Action Business Combination as follows:

●	First Earn-Out Consideration (“First Earn-Out”) of 1% of revenue associated with the three acquired customer contracts, including the first renewal of each of these contracts (if any). The First Earn-Out is payable quarterly;

●	Second Earn-Out Consideration (“Second Earn-Out”) of 3% of the revenue associated with the first renewal (if any) of the three acquired customer contracts. 66.66% of the Second Earn-Out is payable upon contract renewal with the remaining balance due at the conclusion of the renewed contract’s term. At its discretion, NESR may settle the Second Earn-Out using cash or shares; and

●	Third Earn-Out Consideration (“Third Earn-Out”) of up to 1.12% of the revenue associated with the three acquired contracts, dependent on the amount of incremental earnings before interest, taxes, depreciation, and amortization contributed by the contracts minus certain adjustments such as capital expenditures. The Third Earn-Out is payable within 90 days of the conclusion of the term of the last of the three acquired customer contracts. At its discretion, NESR may settle the Third Earn-Out using cash or shares.

The First Earn-Out and Second Earn-Out were determined using a discounted cash flow approach within a scenario analysis. The Third Earn-Out was valued using a Black Sholes simulation. Collectively, the First Earn-Out, Second Earn-Out, and Third Earn-Out were fair valued at $6.4 million as of May 5, 2021.

Subsequent to May 5, 2021, the Company recorded valuation adjustments to the First Earn-Out and Second Earn-Out totalling $0.7 million and $0.5 million during the years ended December 31, 2022, and December 31, 2021. Additionally, during the years ended December 31, 2022, and December 31, 2021, the Company cash settled $0.7 and $0.0, respectively, related to the First Earn-Out. As of December 31, 2022, and December 31, 2021, the First Earn-Out, Second Earn-Out, and Third Earn-Out were collectively valued at $3.0 million and $4.3 million, respectively.

Financing of Action Business Combination

Consideration for the Action Business Combination was funded through the following sources and transactions:

●	cash and cash equivalents of $36.8 million;

●	deferred cash consideration of $16.9 million;

The following summarizes the consideration to purchase the working capital, property, plant, and equipment, contract labor force, and the economic benefit of three five-year customer contracts associated with specific oilfield service lines of Action:

Consideration (In US$ thousands)

Cash consideration	$36,767
Deferred cash consideration	16,935
Total consideration – cash	53,702

First Earn-Out	2,716
Second Earn-Out	3,635
Third Earn-Out	-
Total estimated earn-out mechanisms	6,351

Total consideration	$60,053

Accounting treatment

The Action Business Combination was accounted for under ASC 805, Business Combinations (“ASC 805”). Pursuant to ASC 805, NESR has been determined to be the accounting acquirer. Action constitutes a business, with inputs, processes, and outputs. Accordingly, the acquisition of Action constitutes the acquisition of a business for purposes of ASC 805, and due to the change in control of Action was accounted for using the acquisition method. NESR recorded the fair value of assets acquired and liabilities assumed from Action.

The following table summarizes the final purchase price allocation (in US$ thousands):

Allocation of consideration

Cash and cash equivalents	$382
Accounts receivable	8,565
Unbilled revenue	1,352
Service inventories	2,862
Prepaid assets	310
Other receivables	89
Other current assets	1,122
Property, plant and equipment	13,162
Intangible assets	29,100
Other assets	2,053
Total identifiable assets acquired	58,997

Accounts payable	5,294
Accrued expenses	2,465
Other current liabilities	200
Employee benefit liabilities	584
Net identifiable liabilities acquired	8,543
Total fair value of net assets acquired	50,454
Goodwill	9,599
Total consideration	$60,053

All employee benefit liabilities relate to end of service benefits (Note 13).

Intangible assets

Intangible assets were identified that met either the separability criterion or the contractual-legal criterion described in ASC 805.

The allocation to intangible assets is as follows (in US$ thousands):

	Fair Value
	Total	Useful Life
	(In US$ thousands)
Customer relationships	$29,100	10 years
Total intangible assets	$29,100

Goodwill

As of December 31, 2022, $9.6 million has been allocated to goodwill. Goodwill represents the excess of the gross consideration transferred over the fair value of the underlying net tangible and identifiable definite-lived intangible assets acquired. Goodwill is not amortizable and/or deductible for tax purposes. Qualitative factors that contribute to the recognition of goodwill include certain intangible assets that are not recognized as separate identifiable intangible assets apart from goodwill. Intangible assets not recognized apart from goodwill consist primarily of the strong market positions and the assembled workforces.

In accordance with FASB ASC Topic 350, Goodwill and Other Intangible Assets, goodwill will not be amortized, but instead will be tested for impairment at least annually or more frequently if certain indicators are present. In the event management determines that the value of goodwill has become impaired, an accounting charge for the amount of impairment during the period in which the determination is made may be recognized.

Supplemental unaudited pro-forma information

The following table summarizes the supplemental consolidated results of the Company on an unaudited pro-forma basis, as if the Action Business Combination had been consummated on January 1, 2020, for the years ended December 31, 2021 and 2020, respectively (in US$ thousands):

	Year ended
	December 31, 2021	December 31, 2020

Revenues	$885,671	$855,409
Net (loss) / income	(64,529)	15,325

These supplemental unaudited pro-forma results were based on estimates and assumptions, which the Company believes are reasonable. They are not the results that would have been realized had the Company been a consolidated company during the periods presented and are not necessarily indicative of results of operations in future periods. The supplemental unaudited pro-forma results include adjustments primarily related to purchase accounting adjustments. Acquisition costs and other non-recurring charges incurred in connection with the Action Business Combination are included in the earliest period presented.

Action revenue of $53.7 million and $25.1 million and net income of $6.2 million and $3.9 million are included in the Consolidated Statements of Operations during years ended December 31, 2022, and December 31, 2021, respectively.

SAPESCO Business Combination

In June of 2020, NESR executed the First Deed of Amendment (“First Deed of Amendment”) to the Agreement dated February 13, 2020 related to the sale and purchase of 99.7% of SAPESCO (collectively with the First Deed of Amendment, the “SAPESCO Sale & Purchase Agreement”). The executed First Deed of Amendment gave NESR control over SAPESCO effective from June 1, 2020. Accordingly, the accounting of the acquisition was carried out effective June 1, 2020. During the fourth quarter of 2021, NESR acquired the remaining 0.3% of SAPESCO. The transaction was accounted for as an equity transaction due to NESR’s controlling financial interest in SAPESCO both before and after the acquisition of the 0.3% noncontrolling interest.

Description of the SAPESCO Transaction

Under the terms of the SAPESCO Sale & Purchase Agreement, NESR acquired 99.7% of the issued and outstanding shares of SAPESCO in a cash and stock transaction which comprised of $11.0 million to be paid at closing, an additional $6.0 million to be paid in three equal installments, for total cash consideration of $17.0 million, and the issuance of 2,237,000 NESR shares. Formal closing and legal transfer of the $11.0 million of cash and $6.0 million of deferred cash consideration occurred during 2020. The transfer of 2,237,000 NESR ordinary shares was completed in the quarter ended March 31, 2021. The formal closing and transfer of consideration was temporarily delayed as a result of the global COVID-19 pandemic.

The SAPESCO Sale & Purchase Agreement also contained earn-out mechanisms that enabled the sellers to receive additional consideration after the closing of the SAPESCO Business Combination as follows:

●	Cash Earn-Out (“Cash Earn-Out”) of up to $6.9 million in cash based on collection of certain receivables;

●	Additional Earn-Out Shares (“Additional Earn-Out Shares”) based on the collection of certain receivables and only to the extent that NESR’s average share price during the fourth quarter of 2020 was less than $9 per share; and

●	Customer Receivables Earn-Out Shares (“Customer Receivables Earn-Out Shares”) based on the collection of certain long-dated and/or doubtful receivables for two years subsequent to the Closing Date, to be settled at the NESR Additional Share Price (“NESR Additional Share Price”) which is derived from taking the average of the price of the Company’s shares (“NESR Shares”) during each calendar quarter within the 12 months after the Closing Date and applying the average price in each quarter to the long-dated and doubtful receivables collected during the relevant quarter, provided that if such price is: (a) less than $10, the NESR Additional Share Price shall be $10 or (b) greater than $11.70, the NESR Additional Share Price shall be $11.70.

Collectively, the Cash Earn-Out and Additional Earn-Out Shares were fair valued at $11.7 million as of June 1, 2020. The Cash Earn-Out was determined using a discounted cash flow approach within a scenario analysis. The Additional Earn-Out Shares were valued using a Monte Carlo simulation. In the fourth quarter of 2020, the Company reduced the liabilities recorded for the Cash Earn-Out and Additional Earn-Out Shares to $1.9 million based on expected settlement values at the reporting date that were subsequently finalized with the sellers in the quarter ended March 31, 2021. This adjustment was reflected in Other income/(expense), net, as ASC 805 precludes adjusting goodwill for subsequent revisions to contingent consideration. The downward revision to the liabilities recorded for the Cash Earn-Out and Additional Earn-Out Shares was primarily on account of settlement negotiations with the sellers during the fourth quarter of 2020 that altered the mix of cash and equity consideration to be paid upon final settlement of these earn-outs. The Cash Earn-Out and Additional Earn-Out Shares were formally settled in the quarter ended March 31, 2021, through the transfer of $0.5 million of cash and 145,039 ordinary shares valued at $1.4 million, respectively.

The Customer Receivables Earn-Out Shares contingency and corresponding long-dated and doubtful receivables, were fair valued at $0.0 (zero) at June 1, 2020. Subsequently, the Company has collected some of these amounts and disbursed 266,611 shares to the SAPESCO selling shareholders.

Financing of SAPESCO Business Combination

Consideration for the SAPESCO Business Combination was funded through the following sources and transactions:

●	cash and cash equivalents of $11.0 million;

●	deferred cash consideration of $6.0 million;

●	the issuance of 2,237,000 NESR ordinary shares to the SAPESCO selling shareholders in exchange for their SAPESCO shares.

The following summarizes the consideration to purchase 99.7% of the issued and outstanding equity interests of SAPESCO:

	SAPESCO
	Value (In US$ thousands)	Shares

Cash consideration	$16,958
Total consideration – cash	16,958

NESR ordinary share consideration	12,013	2,237,000
Total consideration – equity (1)	12,013	2,237,000

Cash Earn-Out	5,301
Additional Earn-Out Shares	6,377		(2)
Total estimated earn-out mechanisms	11,678		(2)

Total consideration	$40,649	2,237,000

(1)	The fair value of NESR ordinary shares was determined based upon the $5.37 per share closing price of NESR ordinary shares on June 1, 2020, the acquisition date of the SAPESCO Business Combination. Control was transferred by agreement with the selling shareholders of SAPESCO.
(2)	The quantity of Additional Earn-Out Shares was negotiated in the quarter ended December 31, 2020, and finalized in the quarter ended March 31, 2021, when settled with the sellers for 145,039 shares.

During the fourth quarter of 2021, NESR acquired the remaining 0.3% of SAPESCO. The transaction was accounted for as an equity transaction due to NESR’s controlling financial interest in SAPESCO both before and after the acquisition of the noncontrolling interest.

Accounting treatment

The SAPESCO Business Combination was accounted for under ASC 805, Business Combinations (“ASC 805”). Pursuant to ASC 805, NESR has been determined to be the accounting acquirer. SAPESCO constitutes a business, with inputs, processes, and outputs. Accordingly, the acquisition of SAPESCO constitutes the acquisition of a business for purposes of ASC 805, and due to the change in control of SAPESCO was accounted for using the acquisition method. NESR recorded the fair value of assets acquired and liabilities assumed from SAPESCO.

The following table summarizes the final allocation of the purchase price allocation (in US$ thousands):

Allocation of consideration

Cash and cash equivalents	$3,740
Accounts receivable	14,847
Unbilled revenue	6,126
Service inventories	5,641
Prepaid assets	679
Retention withholdings	279
Other current assets	552
Property, plant and equipment	14,385
Intangible assets	3,340
Other assets	200
Total identifiable assets acquired	49,789

Accounts payable	11,984
Accrued expenses	6,613
Current installments of long-term debt	5,400
Short-term borrowings	5,692
Income taxes payable	313
Other taxes payable	3,802
Other current liabilities	2,237
Long-term debt	15,572
Employee benefit liabilities	1,455
Other liabilities	2,237
Non-controlling interests	(8)
Net identifiable liabilities acquired	55,297
Total fair value of net assets acquired	(5,508)
Goodwill	46,157
Total consideration	$40,649

All employee benefit liabilities relate to end of service benefits (Note 13).

The Company finalized its valuation of identifiable assets and liabilities during the year ended December 31, 2020.

Intangible assets

Intangible assets were identified that met either the separability criterion or the contractual-legal criterion described in ASC 805.

The final allocation to intangible assets is as follows (in US$ thousands):

	Fair Value
	Total	Useful Life
	(In US$ thousands)
Customer relationships	$2,900	8 years
Trademarks and trade names	440	2 years
Total intangible assets	$3,340

Goodwill

As of December 31, 2022, $46.2 million has been allocated to goodwill. Goodwill represents the excess of the gross consideration transferred over the fair value of the underlying net tangible and identifiable definite-lived intangible assets acquired. Goodwill is not amortizable and/or deductible for tax purposes. Qualitative factors that contribute to the recognition of goodwill include certain intangible assets that are not recognized as separate identifiable intangible assets apart from goodwill. Intangible assets not recognized apart from goodwill consist primarily of the strong market positions and the assembled workforces.

In accordance with FASB ASC Topic 350, Goodwill and Other Intangible Assets, goodwill will not be amortized, but instead will be tested for impairment at least annually or more frequently if certain indicators are present. In the event management determines that the value of goodwill has become impaired, an accounting charge for the amount of impairment during the period in which the determination is made may be recognized.

Supplemental unaudited pro-forma information

The following table summarizes the supplemental consolidated results of the Company on an unaudited pro-forma basis, as if the SAPESCO Business Combination had been consummated on January 1, 2019, for the year ended December 31, 2020 (in US$ thousands):

December 31, 2020

Revenues	$852,935
Net (loss) / income/(loss)	14,892

These supplemental unaudited pro-forma results were based on estimates and assumptions, which the Company believes are reasonable. They are not the results that would have been realized had the Company been a consolidated company during the periods presented and are not necessarily indicative of results of operations in future periods. SAPESCO’s results for the periods presented include significant charges for restructuring and related activities that may not have been incurred had the Company been a consolidated company during the periods presented. The supplemental unaudited pro-forma results include adjustments primarily related to purchase accounting adjustments. Acquisition costs and other non-recurring charges incurred in connection with the SAPESCO Business Combination are included in the earliest period presented.

SAPESCO revenue of $26.6 million and net (loss) / income of $2.9 million are included in the Consolidated Statements of Operations during the year-to-date periods ended December 31, 2020, respectively.